Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2023
Financing and Interest [Abstract]
Schedule of Financing and Interest
($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Accretion on long-term debt	$106,435	$74,176	$22,186
Other and cash interest	2,873	2,155	1,926
Accretion on decommissioning liabilities	906	743	298
Financing and interest expense	$110,214	$77,074	$25,050